Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net (Loss)/Earnings Per Share	The following table sets forth the computation of basic net loss per share for the following periods:
	Six Months End June 30,
	2025	2026
	RMB	RMB	USD
Basic and diluted earnings per share calculation
Numerator:
Net profit attribute to Youlife Group Inc.	37,716	30,494	4,478
Denominator:
Basic Weighted average number of shares outstanding	70,000,000	80,192,917	80,192,917
Basic net earnings per share	0.54	0.38	0.06
Diluted Weighted average number of shares outstanding	70,000,000	80,192,917	80,192,917
Diluted net earnings per share	0.54	0.38	0.06